Lease Liabilities - Minimum future lease payments (Details) R in Millions	12 Months Ended
Jun. 30, 2019 ZAR (R)
Lease liabilities
Minimum future lease payments	R 24,081
Corporate office building
Lease liabilities
Lease term (in years)	20 years
Lease renewal term (in years)	5 years
Rail cars
Lease liabilities
Lease renewal term (in years)	6 years
Rail cars | Minimum
Lease liabilities
Lease term (in years)	12 years
Rail cars | Maximum
Lease liabilities
Lease term (in years)	18 years
Within one year
Lease liabilities
Minimum future lease payments	R 2,276
One to five years
Lease liabilities
Minimum future lease payments	6,089
More than five years
Lease liabilities
Minimum future lease payments	R 15,716